Post-employment benefits (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2021	Jan. 02, 2020
Post-employment Benefits
Mortality table	AT-2000	AT-2000
Discount rate	10.34%	9.46%	9.46%	7.64%
Inflation	4.00%	4.00%
Actuarial method	Projected Unit Credit	Projected Unit Credit
Increase in probabilities of survival	10.00%